Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and principal activities [Abstract]
Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership

As of December 31, 2014, the Company's major subsidiaries, VIEs and VIEs' subsidiaries are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin” or “WFOE”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%
VIEs and VIEs' subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co.,Ltd.	July 28, 2011	PRC	100%
Tianjin 58 Daojia Life Services Co.,Ltd. (“58 Home”)	August 19, 2014	PRC	100%

Schedule of Financial Statement Amounts and Balances for Variable Interest Entities

The following financial statement amounts and balances of the Group's VIEs and VIEs' subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2013 and 2014 and for the three years ended December 31, 2012, 2013 and 2014:

	As of December 31,
	2013	2014
	US$	US$
Cash and cash equivalents	4,741	16,296
Short-term investments	14,762	65,053
Accounts receivable	1,622	2,978
Prepayments and other current assets	5,839	8,180
Property and equipment, net	2,362	7,043
Long-term investments	—	784
Long-term prepayments	674	1,961
Total assets	30,000	102,295
Accounts payable	1,123	6,698
Deferred revenues	42,942	62,455
Customer advances and deposits	5,670	10,095
Taxes payable	1,751	1,637
Salary and welfare payable	8,471	11,343
Inter-company payable	40,565	78,992
Accrued expenses and other current liabilities	2,181	6,681
Total liabilities	102,703	177,901

	For the year ended December 31,
	2012	2013	2014
	US$	US$	US$
Revenue	68,867	72,427	101,819
Net income/(loss)	10,032	8,473	(3,944)
Net cash (used in)/provided by operating activities	(22,792)	4,116	68,132
Net cash used in investing activities	(12,674)	(1,555)	(56,539)
Net cash provided by financing activities	34,111	—	—